Trade accounts receivable - net	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable - net
6.
Trade accounts receivable - net

As of December 31, 2020, 2021 and 2022, the trade accounts receivable was comprised of the following:

	December 31, 2020		December 31, 2021		December 31, 2022
Trade accounts receivable	Ps.	1,412,958	Ps.	1,876,878	Ps.	2,570,963
Allowance for expected credit loss		(146,953)		(156,403)		(202,621)
	Ps.	1,266,005	Ps.	1,720,475	Ps.	2,368,342

The accounts receivable includes balances to be reimbursed to the Company by domestic and international airlines for passenger charges fees (TUA) of Ps.1,032,800, Ps.1,192,404 and Ps.1,949,995 as of December 31, 2020, 2021 and 2022, respectively. Passenger charges are payable for each passenger (other than diplomats, infants, transfer and transit passengers) departing from the airport terminals operated by the Company and are collected by the airlines and subsequently remitted to the Company.

The movements for allowance for expected credit loss are recognized under operating cost in the consolidated statement of profit or loss and other comprehensive income.

	2020		2021		2022
Beginning balance	Ps.	(51,022)	Ps.	(146,953)	Ps.	(156,403)
Allowance for ECL		(160,538)		(53,464)		(73,579)
Reversal of allowance for ECL		64,607		44,014		27,361
Ending balance	Ps.	(146,953)	Ps.	(156,403)	Ps.	(202,621)

The allowance for expected credit loss is comprised of customer balances that are in litigation or bankruptcy procedure and legal proceedings, which at the date of the consolidated financial statements are not yet completed. As of December 31, 2020, 2021 and 2022 these balances amounted to Ps.14,136, Ps.69,128 and Ps.87,141, respectively. The allowance also includes customer balances in arrears in their payments and in a process of regularization; therefore, they have not been sued. As of December 31, 2020, 2021 and 2022 the amount of these balances amounted to Ps.132,817, Ps.87,275 and Ps.115,480, respectively. During 2020, 2021 and 2022, the Company recognized reversals of allowance of the balances that were in a legal process with an unfavorable outcome for the Company, the amount of these bad debt expense totaled Ps.53,011, Ps.37,908 and Ps.27,237 respectively also decreasing the balance of accounts receivable. The reversal of bad debts had no effect on the operating results of the Company during 2020, 2021 and 2022. In 2020, 2021 and 2022 cancellations were for Ps.11,596, Ps.6,106 and Ps.124, respectively.

The allowance for expected credit loss of trade accounts receivable and asset by contracts are based on assumptions about the probability and severity of expected loss. The Company uses judgment to make these assumptions, selecting key and input data for the calculation of the said affirmation prospective at the end of each reporting period.

The following are past due balances of accounts receivable, for which there has not been a provision of allowance for expected credit loss, according to the Company’s policy and their maturity date:

	December 31, 2020		December 31, 2021		December 31, 2022
Accounts receivables past due from 1 to 30 days	Ps.	55,461	Ps.	91,697	Ps.	75,581
Accounts receivables past due 31 to 60 days		25,223		24,029		31,162
Accounts receivables past due 61 to 90 days		15,736		8,005		16,572
Accounts receivables past due more than 90 days		4		12,762		36,306
	Ps.	96,424	Ps.	136,493	Ps.	159,621

The following is the percentage of the main clients of the Company with relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that correspond to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2020		December 31, 2021		December 31, 2022
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	32.5%	4.2%	23.8%	2.0%	24.5%	2.1%
Aeroenlaces Nacionales, S.A. de C.V.	19.2%	1.7%	15.6%	1.3%	16.2%	1.1%
American Airlines, Inc.	3.4%	0.8%	4.8%	0.6%	4.5%	1.7%
Aerovías de México, S.A. de C.V.	5.1%	0.5%	8.5%	0.5%	9.8%	0.6%

The Company has cash, bonds and goods that guarantee certain amounts from TUA as well as accounts receivable from clients as of December 31, 2020, 2021 and 2022. These guarantees could be applied to any unpaid balance in the event of a breach from clients and under certain circumstances.

The Company limits its exposure to credit risk from trade accounts receivable by establishing a maximum payment period 30 and 45 days for airlines and commercial customers, respectively. During the year ended 31 December 2020, the Company temporarily extended the credit terms to up to 180 days for specific customer's with liquidity constraints arising as a direct result of the COVID-19 pandemic. All extensions were granted within current revenues limits after careful consideration of the pandemic impact on customer liquidly, each customer that received an extension is closely tracked for credit loss. During 2021, the credit terms were regularized to the credit originally established.